NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Financial Position (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current Assets		$ 1,567	$ 2,010
Current Liabilities		4,633	6,197
Non-controlling interests		758	703
Equity in Net Assets Attributable to the partnership	[1]	(1,119)	(2,127)
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Current Assets		1,001	917
Non-Current Assets		8,183	8,076
Current Liabilities		1,176	1,594
Non-Current Liabilities		5,898	5,313
Non-controlling interests		758	703
Equity in Net Assets Attributable to the partnership		1,352	1,383
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Current Assets		264	249
Non-Current Assets		4,821	4,961
Current Liabilities		690	316
Non-Current Liabilities		2,864	3,285
Non-controlling interests		298	314
Equity in Net Assets Attributable to the partnership		1,233	1,295
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets		737	668
Non-Current Assets		3,362	3,115
Current Liabilities		486	1,278
Non-Current Liabilities		3,034	2,028
Non-controlling interests		460	389
Equity in Net Assets Attributable to the partnership		$ 119	$ 88

[1]	Common equity is attributable to the partnership prior to the special distribution and subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.